Finance lease receivable - Current and non-current finance lease receivables (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total finance lease receivable	R 0	R 162
Short-term portion receivable within 12 months	0	140
Long-term portion receivable after 12 months	R 0	R 22
Bottom of range
Disclosure of maturity analysis of finance lease payments receivable [line items]
Term of leases	24 months
Top of range
Disclosure of maturity analysis of finance lease payments receivable [line items]
Term of leases	36 months